Cover	Oct. 05, 2021
Cover [Abstract]
Entity Registrant Name	MIDWEST ENERGY EMISSIONS CORP.
Entity Central Index Key	0000728385
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 05, 2021
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0398271
Entity Address Address Line 1	1810 Jester Drive
Entity Address City Or Town	Corsicana
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75109
City Area Code	614
Local Phone Number	505-6115
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-33067